Average Annual Total Returns{- Fidelity Flex® 500 Index Fund} - 02.28 Fidelity Flex 500 Index Fund PRO-07 - Fidelity Flex® 500 Index Fund	Fidelity Flex 500 Index Fund-Default Return Before Taxes Past 1 year	Fidelity Flex 500 Index Fund-Default Return Before Taxes Since Inception		Fidelity Flex 500 Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity Flex 500 Index Fund-Default After Taxes on Distributions Since Inception		Fidelity Flex 500 Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Flex 500 Index Fund-Default After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception
Total	18.44%	15.09%	[1]	17.93%	14.59%	[1]	11.17%	11.86%	[1]	18.40%	15.09%	[1]

[1]	(a)From March 9, 2017